Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions.
Schedule of other provision

			Employee		Other
	Severance	Environmental	benefits	Legal	provisions	Total
	$m	$m	$m	$m	$m	$m
At 1 January 2016	403	67	158	357	257	1,242
Charge for year	578	11	6	223	170	988
Cash paid	(433)	(19)	(21)	(126)	(87)	(686)
Reversals	(40)	–	–	–	(39)	(79)
Exchange and other movements	(21)	–	–	(16)	(10)	(47)
At 31 December 2016	487	59	143	438	291	1,418
Charge for year	225	11	30	281	55	602
Cash paid	(324)	(20)	(43)	(48)	(37)	(472)
Reversals	(75)	–	(10)	(40)	(44)	(169)
Exchange and other movements	45	9	6	23	6	89
At 31 December 2017	358	59	126	654	271	1,468
Charge for year	94	65	1	11	30	201
Cash paid	(152)	(24)	(9)	(232)	(28)	(445)
Reversals	(58)	–	–	(230)	(28)	(316)
Exchange and other movements	(16)	(3)	1	(5)	6	(17)
At 31 December 2018	226	97	119	198	251	891

Schedule of maturity period

	2018	2017	2016
	$m	$m	$m
Due within one year	506	1,121	1,065
Due after more than one year	385	347	353
Total	891	1,468	1,418